CONTRACTUAL COMMITMENTS AND GUARANTEES - Guarantees (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Guarantee obligations
Gurantee		R$ 43,824,982
Property, plant and equipment, pledged as security		9,675	R$ 29,414
Insurance of guarantee
Guarantee obligations
Gurantee	[1]	30,925,675
Letters of guarantee
Guarantee obligations
Gurantee	[2]	9,884,006
Judicial deposits and garnishments
Guarantee obligations
Gurantee		2,964,318
Financial investments in guarantee of lawsuits
Guarantee obligations
Gurantee		R$ 41,308

[1]	They refer to insurance amounts contracted to ensure the continuity of the discussion of legal proceedings (note 19).
[2]	Includes R$4 billion was contracted related to the Self-Composition Agreement for the Adaptation of STFC Concession Contracts.